Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Schedule of undiscounted liabilities into relevant maturity groupings.

	Less than	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years

	(€ in thousands)
At December 31, 2021
Borrowings	7,520	10,343	41,129	—
Lease liabilities	2,378	2,147	6,394	9,590
Deferred income	5,115	8,581	6,106	—
Trade payables and other payables	12,181	—	—	—
Total	27,194	21,071	53,629	9,590

At December 31, 2020
Borrowings	2,391	6,674	13,808	—
Lease liabilities	2,079	2,079	6,235	11,432
Trade payables and other payables	7,067	—	—	—
Total	11,537	8,753	20,043	11,432